Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
March 31,2022 (Unaudited)
1
Shares Value
Common Stocks – 89 .9%
Communications – 11 .8%
Alphabet, Inc. , Class C * ........................................................ 213 $ 594,907
Amazon.com, Inc. * (a) .......................................................... 157 511,812
Meta Platforms, Inc. , Class A * ................................................... 1,399 311,082
Okta, Inc. * ................................................................... 589 88,915
Wix.com Ltd. * ................................................................ 559 58,393
1,565,109
Consumer, Non-cyclical – 2 .8%
Teladoc Health, Inc. * (a) ......................................................... 5,251 378,755
Technology – 75 .3%
Advanced Micro Devices, Inc. * ................................................... 1,134 123,992
Apple, Inc. (a) ................................................................. 3,444 601,357
Braze, Inc. , Class A * ........................................................... 2,530 104,919
Cloudflare, Inc. , Class A * ....................................................... 12,904 1,544,609
Confluent, Inc. , Class A * ........................................................ 1,978 81,098
Crowdstrike Holdings, Inc. , Class A * (a) ............................................ 7,948 1,804,832
Datadog, Inc. , Class A * ......................................................... 9,368 1,418,971
DigitalOcean Holdings, Inc. * ..................................................... 1,959 113,328
Dropbox, Inc. , Class A * ......................................................... 5,074 117,970
Elastic NV * .................................................................. 2,428 215,971
Fastly, Inc. , Class A * ........................................................... 4,137 71,901
Intel Corp. ................................................................... 8,999 445,990
Microsoft Corp. ............................................................... 1,796 553,725
NVIDIA Corp. ................................................................. 2,045 557,999
PagerDuty, Inc. * .............................................................. 3,546 121,238
Palantir Technologies, Inc. , Class A * .............................................. 8,722 119,753
salesforce.com, Inc. * ........................................................... 536 113,804
SentinelOne, Inc. , Class A * ...................................................... 18,268 707,702
Snowflake, Inc. , Class A * ....................................................... 2,564 587,489
Twilio, Inc. , Class A * ........................................................... 1,045 172,226
UserTesting, Inc. * ............................................................. 21,096 225,516
Zoom Video Communications, Inc. , Class A * ........................................ 892 104,569
Zscaler, Inc. * ................................................................. 436 105,198
10,014,157
Total Common Stocks (Cost $ 11,919,271 ) ........................................................ 11,958,021
Number of
Contracts Notional Amount
Purchased Options – 9 .3%
Calls – Exchange-Traded – 8 .0%
Cloudflare, Inc. , January Strike Price $ 230 , Expires 1/20/23 .............. 157 $ 3,611,000 68,295
Cloudflare, Inc. , January Strike Price $ 230 , Expires 1/19/24 .............. 208 4,784,000 334,360
Crowdstrike Holdings, Inc. , January Strike Price $ 310 , Expires 1/20/23 ..... 168 5,208,000 256,200
Crowdstrike Holdings, Inc. , January Strike Price $ 260 , Expires 1/19/24 ..... 51 1,326,000 257,423
Datadog, Inc. , January Strike Price $ 280 , Expires 1/20/23 ............... 167 4,676,000 65,130
Datadog, Inc. , January Strike Price $ 290 , Expires 1/19/24 ............... 66 1,914,000 80,850
1,062,258

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
March 31,2022 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 9.3% (continued)
Puts – Exchange-Traded – 1 .3%
Invesco QQQ Trust , April Strike Price $ 334 , Expires 4/08/22 ............. 393 $ 13,126,200 $ 14,541
Invesco QQQ Trust , April Strike Price $ 320 , Expires 4/14/22 ............. 279 8,928,000 12,276
Invesco QQQ Trust , May Strike Price $ 245 , Expires 5/20/22 .............. 150 3,675,000 4,575
Invesco QQQ Trust , May Strike Price $ 275 , Expires 5/20/22 .............. 244 6,710,000 18,178
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 963 9,630,000 2,407
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 382 6,494,000 41,829
Invesco QQQ Trust , January Strike Price $ 200 , Expires 1/20/23 .......... 276 5,520,000 65,136
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 3 2,100,000 6,810
165,752
Total Purchased Options (Cost $ 1,615,712 ) ......................................................... 1,228,010
Shares
Money Market Funds – 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.15%(b)
(Cost $ 136,508 ) ............................................................. 136,508 136,508
Total Investments – 100.2%
(Cost $ 13,671,491 ) .......................................................................... $ 13,322,539
Liabilities in Excess of Other Assets – ( 0 .2 ) % ....................................................... (23,305)
Net Assets – 100.0% .......................................................................... $ 13,299,234
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust , April Strike Price $ 331 , Expires 4/08/22 ............. (393) $ (13,008,300) $ (11,987)
Invesco QQQ Trust , April Strike Price $ 300 , Expires 4/14/22 ............. (279) (8,370,000) (5,022)
(17,009)
Total Written Options (Premiums Received $ 152,601 ) ................................................. $ (17,009)
* Non Income Producing
(a) Securities with an aggregate market value of $2,313,053 and cash in the amount of $3,730 have been pledged as collateral for options as of March 31, 2022.
(b) Rate shown reflects the 7-day yield as of March 31, 2022.

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
March 31,2022 (Unaudited)
3
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 89 .9%
Purchased Options ............................................................................... 9 .3%
Money Market Funds ............................................................................. 1 .0%
Total Investments ................................................................................ 100 .2%
Liabilities in Excess of Other Assets .................................................................. ( 0 .2 ) %
Net Assets ..................................................................................... 100 .0%